Offerings	Dec. 03, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 11,500,000
Amount of Registration Fee	$ 1,588.15
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, and includes $1,500,000.00 of shares of common stock that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase common stock(3)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, and includes $1,500,000.00 of shares of common stock that the underwriters have the option to purchase.Pursuant to Rule 457(g) of the Securities Act, no separate registration fees are payable with respect to the warrants to purchase shares of common stock, $0.0001 par value per share, offered hereby since such warrants are being registered in the same registration statement as the common stock.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, underlying warrants
Maximum Aggregate Offering Price	$ 11,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,588.15
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, and includes $1,500,000.00 of shares of common stock that the underwriters have the option to purchase.